Short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of short-term investments

	December 31, 2025	December 31, 2024
Unrestricted
Maturing within three months	321,566	415,072
Maturing between three to six months	223,239	74,524
Maturing between six to twelve months	143,991	—
Total unrestricted short-term investments	688,796	489,596

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Interest earning demand and term deposits	67,747	90,430
Total restricted short-term investments	67,747	90,430

Total short-term investments	756,543	580,026